Supplement to the

Fidelity® Canada Fund (FICDX), Fidelity China Region Fund (FHKCX), Fidelity Europe Capital Appreciation Fund (FECAX), Fidelity Europe Fund (FIEUX), Fidelity Japan Fund (FJPNX), Fidelity Japan Smaller Companies Fund (FJSCX), Fidelity Nordic Fund (FNORX), and Fidelity Pacific Basin Fund (FPBFX)

Fidelity Canada Fund is a Class of shares of Fidelity Canada Fund; Fidelity China Region Fund is a Class of shares of Fidelity China Region Fund; and Fidelity Japan Fund is a Class of shares of Fidelity Japan Fund

Funds of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2013

Following shareholder approval, Fidelity Europe Capital Appreciation Fund merged into Fidelity Europe Fund on March 21, 2014. References to Fidelity Europe Capital Appreciation Fund throughout this Statement of Additional Information are no longer applicable.

Fidelity Europe Fund is comprised of multiple classes of shares. References to the fund are deemed to include class where applicable.

The following information supplements similar information found in the "Management Contracts" section beginning on page 57.

The following table provides information relating to other accounts managed by Mr. Lindblad as of December 31, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 1,850	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,380	none	none

* Includes Fidelity Europe Fund ($1,009 (in millions) assets managed with performance-based advisory fees) and Fidelity Europe Capital Appreciation Fund ($371 (in millions) assets managed with performance-based advisory fees).

As of December 31, 2013, the dollar range of shares of Fidelity Europe Fund beneficially owned by Mr. Lindblad was none. As of December 31, 2013, the dollar range of shares of Fidelity Europe Capital Appreciation Fund beneficially owned by Mr. Lindblad was none.

The following table provides information relating to other accounts managed by Mr. Hogan as of January 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 3,822	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 3,662	none	none

* Includes Fidelity Canada Fund ($2,290 (in millions) assets managed with performance-based advisory fees).

As of January 31, 2014, the dollar range of shares of Fidelity Canada Fund beneficially owned by Mr. Hogan was none.

TIFB-14-03  March 21, 2014
1.467593.152

Supplement to
Fidelity's Targeted International Equity Funds®
December 30, 2013
Prospectus

Following shareholder approval, Fidelity Europe Capital Appreciation Fund merged into Fidelity Europe Fund on March 21, 2014. References to Fidelity Europe Capital Appreciation Fund throughout this Prospectus are no longer applicable.

Fidelity Europe Fund is comprised of multiple classes of shares. References to the fund are deemed to include class where applicable.

The following information replaces similar information for Fidelity® Japan Fund found in the "Fund Summary" section under the heading "Investment Adviser" on page 22.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., (FMRC) and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information for Fidelity® Japan Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 22.

Kirk Neureiter (portfolio manager) has managed the fund since March 2014.

The following information replaces similar information for Fidelity® Japan Smaller Companies Fund found in the "Fund Summary" section under the heading "Investment Adviser" on page 25.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., (FMRC), Fidelity Management & Research (Japan) Inc. (FMR Japan), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information for Fidelity® Japan Smaller Companies Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 25.

David Jenkins (portfolio manager) has managed the fund since March 2014.

The following information replaces similar information found in the "Fund Management" section on page 49.

FMRC serves as a sub-adviser for each fund. FMRC has day-to-day responsibility for choosing investments for Fidelity Emerging Markets Fund and Fidelity Japan Fund. FMRC has day-to-day responsibility for choosing certain types of investments for Fidelity Canada Fund. FMRC may provide investment advisory services for Fidelity China Region Fund, Fidelity Emerging Asia Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, and Fidelity Pacific Basin Fund.

  FMR Japan, at Kamiyacho Prime Place, 1-17 Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for each fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. Currently, FMR Japan has day-to-day responsibility for choosing investments for Fidelity Japan Smaller Companies Fund. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Emerging Asia Fund, Fidelity Emerging Markets Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Japan Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, and Fidelity Pacific Basin Fund. FMR Japan is an affiliate of the Adviser.
  FIL Investments (Japan) Limited (FIJ), at Shiroyama Trust Tower, 4-3-1, Toranomon, Minato-ku, Tokyo 105-6019, Japan, serves as a sub-adviser for Fidelity China Region Fund, Fidelity Emerging Asia Fund, Fidelity Emerging Markets Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, and Fidelity Pacific Basin Fund. As of March 31, 2013, FIJ had approximately $14.0 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity China Region Fund, Fidelity Emerging Asia Fund, Fidelity Emerging Markets Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, and Fidelity Pacific Basin Fund.

The following information replaces the biographical information for Rie Shigekawa found in the "Fund Management" section on page 50.

Kirk Neureiter is portfolio manager of Fidelity Japan Fund, which he has managed since March 2014. Since joining Fidelity Investments in 1994, Mr. Neureiter has worked as a research associate, research analyst, associate director of research, director of Japan research, and portfolio manager.

The following information replaces the biographical information for Nicholas Price found in the "Fund Management" section on page 50.

David Jenkins is portfolio manager of Fidelity Japan Smaller Companies Fund, which he has managed since March 2014. Since joining Fidelity Investments in 2007, Mr. Jenkins has worked as a global research analyst and portfolio manager.

TIF-14-02  March 21, 2014
1.483702.185